Subsequent Event (Details) (USD $)	1 Months Ended			9 Months Ended	12 Months Ended
	Dec. 31, 2011	Nov. 30, 2011	Oct. 31, 2011	Jun. 30, 2012	Sep. 30, 2011	Nov. 17, 2011
Subsequent Event (Textual)
Common stock shares granted through Nonqualified stock options, restricted stock, stock award		1,000,000
Fair market value of the stock on the option grant date		100.00%
Outstanding capital stock of the company on option grant date						10.00%
Percentage of fair market value of the stock on option grant date for stock option price per share						110.00%
Discription of the exercise period of options		In whole or in part within 10 years from the Option Grant Date, or 5 years if Eligible Participant owns more than 10% of outstanding capital stock of Company
Options granted through the equity compensation plan	10,000	460,000		3,720,000
Options not granted through equity compensation plan		75,000
Percentage of average revised price		110.00%
Options vest on the grant date						100,000
Remaining options						360,000
Number of installments		Three
Common stock issued			6,000
Amount paid for services performed			$ 6,500	$ 5,500	$ 27,500
Agreement period		12 months
Payment upon execution			10,000
Payment upon the Company’s stock being quoted on OTCQX			6,000
Quarterly fee for the remaining term of the agreement			$ 6,000